Description of Organization, Business Operations and Basis of Presentation (Details) - USD ($)		1 Months Ended	8 Months Ended	12 Months Ended
	Sep. 06, 2019	Jul. 30, 2019	Dec. 31, 2019	Dec. 31, 2020
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Incurred offering costs			$ 17,700,000
Deferred underwriting commissions			$ 10,924,117
Warrants price (in Dollars per share)				$ 1.50
Business combinations fair market, description				The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering and the sale of Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial business combinations having an aggregate fair market value of at least 80% of the net assets held in the Trust Account (net of amounts disbursed to management for working capital purposes and excluding the amount of any deferred underwriting discount held in trust) at the time of the agreement to enter into the Business Combination. However, the Company will only complete an initial business combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.
Business acquisition, share price (in Dollars per share)				$ 10.00
Business combination tangible assets				$ 5,000,001
Public shares aggregate percentage				20.00%
Obligation to redeem public shares percentage				100.00%
Interest to payable dissolution expenses				$ 100,000
Initial Public Offering [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Initial public offering shares (in Shares)		30,000,000
Public share price (in Dollars per share)		$ 10.00
Initial public offering gross proceeds		$ 300,000,000
Over-Allotment Units [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Initial public offering shares (in Shares)		4,500,000
Public share price (in Dollars per share)		$ 10.00
Underwriters purchased an additional shares (in Shares)	1,411,763
Gross proceeds	$ 14,100,000			$ 14,100,000
Private Placement [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Initial public offering shares (in Shares)				188,235
Initial public offering gross proceeds				$ 8,000,000
Gross proceeds				$ 282,000
Number of securities called by warrants or rights (in Shares)				5,333,333
Number of securities called by each warrant or right, per share (in Dollars per share)				$ 1.50
Trust Account [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Public share price (in Dollars per share)				$ 10.00
Initial public offering gross proceeds				$ 314,100,000
Class A common stock [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Initial public offering shares (in Shares)		30,000,000